Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.7%
Auto Parts & Equipment — 0.5%
QuantumScape Corp.*	16,158	$108,097
Visteon Corp.*	2,872	396,537
		504,634
Banks — 1.0%
Walker & Dunlop, Inc.	12,448	924,139
Biotechnology — 5.0%
Akero Therapeutics, Inc.*	11,948	604,330
Biohaven Ltd.*	30,236	786,438
Biomea Fusion, Inc.*	6,028	82,945
ImmunoGen, Inc.*	32,457	515,093
Insmed, Inc.*	18,252	460,863
Ligand Pharmaceuticals, Inc.*	12,893	772,549
NeoGenomics, Inc.*	34,325	422,197
Prothena Corp. PLC*	4,619	222,867
PTC Therapeutics, Inc.*	9,808	219,797
Sarepta Therapeutics, Inc.*	4,383	531,307
Structure Therapeutics, Inc.(1),*	6,225	104,622
Structure Therapeutics, Inc., ADR(1),*	1,282	64,638
		4,787,646
Building Materials — 2.0%
SPX Technologies, Inc.*	8,744	711,762
Summit Materials, Inc., Class A*	37,722	1,174,663
		1,886,425
Chemicals — 1.3%
Sensient Technologies Corp.	21,729	1,270,712
Commercial Services — 11.2%
Alight, Inc., Class A*	163,423	1,158,669
Clarivate PLC*	116,351	780,715
Euronet Worldwide, Inc.*	12,220	970,024
Paylocity Holding Corp.*	5,080	923,036
Rentokil Initial PLC, ADR	59,468	2,203,289
Shift4 Payments, Inc., Class A*	14,962	828,446
Stride, Inc.*	31,351	1,411,736
TriNet Group, Inc.*	11,937	1,390,422
WEX, Inc.*	5,370	1,010,043
		10,676,380
Computers — 3.1%
Maximus, Inc.	13,582	1,014,304
NCR Corp.*	19,250	519,173
WNS Holdings Ltd., ADR*	20,377	1,395,009
		2,928,486
Distribution & Wholesale — 1.5%
Core & Main, Inc., Class A*	49,974	1,441,750
Diversified Financial Services — 3.5%
Cboe Global Markets, Inc.	10,171	1,588,812
LPL Financial Holdings, Inc.	7,324	1,740,548
		3,329,360
Electric — 0.6%
NRG Energy, Inc.	15,945	614,201
	Number of Shares	Value†

Electrical Components & Equipment — 2.0%
EnerSys	12,601	$1,192,937
Novanta, Inc.*	4,892	701,708
		1,894,645
Electronics — 4.3%
Brady Corp., Class A	14,092	773,933
Camtek Ltd.*	6,591	410,356
Itron, Inc.*	5,386	326,284
Mirion Technologies, Inc.*	103,971	776,663
Napco Security Technologies, Inc.	26,783	595,922
OSI Systems, Inc.*	10,811	1,276,130
		4,159,288
Entertainment — 0.5%
Manchester United PLC, Class A*	23,173	458,594
Environmental Control — 1.0%
Clean Harbors, Inc.*	4,141	693,038
Montrose Environmental Group, Inc.*	10,500	307,230
		1,000,268
Food — 2.5%
Hostess Brands, Inc.*	43,815	1,459,477
Premium Brands Holdings Corp.	12,780	894,812
		2,354,289
Hand & Machine Tools — 1.0%
Regal Rexnord Corp.	6,472	924,719
Healthcare Products — 9.5%
Alphatec Holdings, Inc.*	45,261	587,035
Bio-Techne Corp.	6,984	475,401
Bruker Corp.	12,558	782,363
Glaukos Corp.*	14,167	1,066,067
Globus Medical, Inc., Class A*	21,226	1,053,871
ICU Medical, Inc.*	6,756	804,032
Lantheus Holdings, Inc.*	11,381	790,752
Neogen Corp.*	31,766	588,942
OmniAb, Inc.*	71,447	370,810
Paragon 28, Inc.*	28,601	358,942
Shockwave Medical, Inc.*	2,053	408,752
Soleno Therapeutics, Inc.*	7,467	220,351
STERIS PLC	6,226	1,366,109
Tandem Diabetes Care, Inc.*	12,205	253,498
		9,126,925
Healthcare Services — 2.9%
Catalent, Inc.*	34,612	1,575,884
HealthEquity, Inc.*	10,546	770,385
P3 Health Partners, Inc.*	44,004	64,686
Sotera Health Co.*	25,512	382,170
		2,793,125
Home Builders — 0.6%
Thor Industries, Inc.	6,470	615,491
Home Furnishings — 0.5%
The Lovesac Co.*	22,968	457,523

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — 1.0%
RLI Corp.	7,110	$966,178
Internet — 1.1%
Ziff Davis, Inc.*	16,150	1,028,593
Machinery — Diversified — 6.5%
ATS Corp.*	40,035	1,706,627
CSW Industrials, Inc.	8,947	1,567,872
Gates Industrial Corp. PLC*	61,560	714,712
Kornit Digital Ltd.*	23,461	443,647
Nordson Corp.	3,189	711,689
Zurn Elkay Water Solutions Corp.	37,916	1,062,407
		6,206,954
Miscellaneous Manufacturing — 2.2%
Carlisle Cos., Inc.	3,579	927,892
ITT, Inc.	11,733	1,148,778
		2,076,670
Oil & Gas — 1.9%
California Resources Corp.	11,141	624,007
Magnolia Oil & Gas Corp., Class A	50,283	1,151,984
		1,775,991
Oil & Gas Services — 0.7%
ChampionX Corp.	18,895	673,040
Packaging and Containers — 2.3%
Crown Holdings, Inc.	25,141	2,224,476
Pharmaceuticals — 5.4%
Ascendis Pharma A/S, ADR*	5,825	545,453
Avadel Pharmaceuticals PLC, ADR*	37,502	386,270
BellRing Brands, Inc.*	24,595	1,014,052
Eagle Pharmaceuticals, Inc.*	9,521	150,146
Madrigal Pharmaceuticals, Inc.*	4,443	648,856
Mirum Pharmaceuticals, Inc.*	10,349	327,028
Neurocrine Biosciences, Inc.*	5,668	637,650
Seres Therapeutics, Inc.*	47,834	113,845
Vaxcyte, Inc.*	21,042	1,072,721
Verona Pharma PLC, ADR*	16,749	273,009
		5,169,030
Retail — 1.8%
Casey's General Stores, Inc.	3,688	1,001,366
Williams-Sonoma, Inc.	4,455	692,307
		1,693,673
Semiconductors — 4.2%
Entegris, Inc.	9,263	869,888
MACOM Technology Solutions Holdings, Inc.*	11,292	921,202
ON Semiconductor Corp.*	21,333	1,982,902
Wolfspeed, Inc.*	7,131	271,691
		4,045,683
Software — 13.2%
Aspen Technology, Inc.*	2,378	485,730
Asure Software, Inc.*	28,455	269,184
	Number of Shares	Value†

Software — (continued)
AvidXchange Holdings, Inc.*	68,249	$647,001
Blackbaud, Inc.*	21,934	1,542,399
Broadridge Financial Solutions, Inc.	8,176	1,463,913
Consensus Cloud Solutions, Inc.*	14,239	358,538
CoreCard Corp.*	21,679	433,580
Doximity, Inc., Class A*	13,370	283,711
Dynatrace, Inc.*	24,262	1,133,763
Enfusion, Inc., Class A*	51,230	459,533
Envestnet, Inc.*	9,764	429,909
Oddity Tech Ltd., Class A*	13,687	388,027
PagerDuty, Inc.*	37,261	838,000
PDF Solutions, Inc.*	11,642	377,201
SS&C Technologies Holdings, Inc.	35,565	1,868,585
The Descartes Systems Group, Inc.*	22,084	1,620,875
		12,599,949
Telecommunications — 2.1%
Nice Ltd., ADR*	11,734	1,994,780
Transportation — 1.8%
CryoPort, Inc.*	26,334	361,039
Saia, Inc.*	3,372	1,344,248
		1,705,287
TOTAL COMMON STOCKS (Cost $72,637,142)		94,308,904

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Diversified — 0.7%
Lamar Advertising Co., Class A (Cost $445,384)	7,903	659,663

RIGHTS — 0.0%
OmniAb, Inc.*	3,339	14,912
OmniAb, Inc.*	3,339	14,091
TOTAL RIGHTS (Cost $8,726)		29,003

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $1,020,928)	1,020,928	1,020,928
TOTAL INVESTMENTS — 100.5% (Cost $74,112,180)		$96,018,498
Other Assets & Liabilities — (0.5)%		(469,115)
TOTAL NET ASSETS — 100.0%		$95,549,383

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Small Cap Growth Fund
(1)	The value of this security was determined using significant unobservable inputs.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Country Weightings as of 9/30/2023††
United States	86%
Canada	4
United Kingdom	4
Israel	3
India	1
Ireland	1
Denmark	1
Total	100%
††	% of total investments as of September 30, 2023.
3